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                              NEW WORLD FUND, INC.

                                     Part B
                      Statement of Additional Information

                                January 1, 2010
                       (as supplemented May 27, 2010)

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of New World Fund, Inc. (the
"fund" or "NWF") dated January 1, 2010. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                              New World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A      NEWFX        Class 529-A          CNWAX    Class R-1          RNWAX
Class B      NEWBX        Class 529-B          CNWBX    Class R-2          RNWBX
Class C      NEWCX        Class 529-C          CNWCX    Class R-3          RNWCX
Class F-1    NWFFX        Class 529-E          CNWEX    Class R-4          RNWEX
Class F-2    NFFFX        Class 529-F-1        CNWFX    Class R-5          RNWFX
                                                        Class R-6          RNWGX

                               TABLE OF CONTENTS

Item                                                                  Page no.
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Investment portfolio
Financial statements

                            New World Fund -- Page 1
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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GENERAL

..    The fund will invest at least 35% of its assets in equity and debt securities of companies based primarily in qualified countries with developing economies and/or markets. The prospectus contains information on factors considered in determining whether a country is qualified, as well as information on the qualified developing countries in which the fund may currently invest.

EQUITY SECURITIES

..    The fund may invest its assets in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of its assets or revenues (generally
     20% or more) is attributable to developing countries.

DEBT SECURITIES

..    The fund may invest up to 25% of its assets in nonconvertible debt securities, including government bonds and securities rated Ba1 or below by
     Moody's Investors Service (Moody's) and BB+ or below by Standard & Poor's
     Corporation (S&P) or unrated but determined to be of equivalent quality, of issuers primarily based in qualified countries with developing economies and/or markets, or of issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The fund will generally purchase debt securities considered consistent with its objective of long-term capital appreciation.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                            New World Fund -- Page 2
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          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

INVESTING OUTSIDE THE U.S. -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
changing local, regional and global economic, political and social conditions;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the

                            New World Fund -- Page 3
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repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

In determining where an issuer of a security is based, the Investment Adviser may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company's securities are listed, where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS -- The fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the fund's investment. If this happened, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be

                            New World Fund -- Page 4
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     available to the fund due to foreign shareholders already holding the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries.
     These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.
     There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

     INVESTOR INFORMATION -- The fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

                            New World Fund -- Page 5
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     LITIGATION -- The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

     FRAUDULENT SECURITIES -- Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Most corporate loans are variable or floating rate obligations.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as "DIP financings"). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors'
claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund's only recourse will be against the collateral securing the DIP financing.

The fund normally acquires loan obligations through an assignment from another lender, but may also acquire loan obligations by purchasing a participation interest from a lender or other holder of the interest. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the ability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement and may not directly benefit from any collateral supporting the loan. As a result, the fund will be subject to the credit risk of both the borrower and the lender that

                            New World Fund -- Page 6
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is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell its interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

                            New World Fund -- Page 7
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Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa (Moody's) and A or BBB (S&P) may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on

                            New World Fund -- Page 8
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ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided.
See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer's debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include The Federal Financing Bank
     (FFB), the Government National Mortgage Association (Ginnie Mae), the
     Veterans Administration (VA), the Federal Housing Administration (FHA), the
     Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation
     (OPIC), the Commodity Credit Corporation (CCC) and the Small Business
     Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government

                            New World Fund -- Page 9
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agency or entity. These agencies and entities include, but are not limited to:
Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac),
Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority
and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for

                           New World Fund -- Page 10
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example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations
(for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *
PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation.

The fund's portfolio turnover rates for the fiscal years ended October 31, 2009 and 2008 were 36% and 35%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                           New World Fund -- Page 11

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.   The fund may not borrow money or securities, except for temporary or emergency purposes in an amount not exceeding 33-1/3% of its total assets.

2.   The fund may not make loans, if, as a result, more than 33-1/3% of its total assets would be lent to other parties (this limitation does not apply to purchases of debt securities, repurchase agreements or loans of portfolio securities).

3.   The fund may not invest 25% or more of its assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities).

4.   The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, such as real estate investment trusts).

5.   The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6.   The fund may not engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933.

7.   The fund may not issue senior securities, except as permitted under the
Investment Company Act of 1940.

In addition, the fund will not change its subclassification from a diversified to non-diversified company except as permitted under the Investment Company Act of 1940.

CHANGES TO FUNDAMENTAL POLICIES - At a meeting of the fund's shareholders on
November 24, 2009, shareholders approved changes to the fundamental policies listed above. The fund plans to implement the new fundamental policies in 2010 or early 2011; however, the fund reserves the right to delay the implementation.
The new policies are set forth in a joint proxy statement available on the SEC's website at sec.gov.

                           New World Fund -- Page 12

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies may be changed without shareholder approval:

1.   The fund may not with respect to 75% of its total assets, invest more than
5% of its assets in securities of any one issuer or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2.   The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3.   The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

4.   The fund may not engage in short sales except to the extent it owns or has the right to obtain securities equivalent in kind and amount to those sold short.

5.   The fund may not invest in other companies for the purpose of exercising control or management.

6.   The fund may not invest more than 5% of its total assets in the securities of other managed investment companies; such investments shall be limited to 3%
of the voting stock of any investment company, provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction.

7.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                           New World Fund -- Page 13

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                  NUMBER OF
 POSITION WITH FUND                                           PORTFOLIOS/3/
 (YEAR FIRST ELECTED              PRINCIPAL OCCUPATION(S)       OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                DURING PAST FIVE YEARS       BY DIRECTOR            BY DIRECTOR
----------------------------------------------------------------------------------------------------------

 Elisabeth Allison, 63          Partner, ANZI, Ltd.                 3         Helicos BioSciences
 Director (1999)                (transactional work                           Corporation
                                specializing in joint
                                ventures and strategic
                                alliances); Business
                                negotiator, Harvard Medical
                                School
----------------------------------------------------------------------------------------------------------
 Vanessa C. L. Chang, 57        Director, EL & EL                   3         Edison International
 Director (2005)                Investments (real estate);
                                former President and CEO,
                                ResolveItNow.com
                                (insurance-related Internet
                                company); former Senior
                                Vice President, Secured
                                Capital Corporation (real
                                estate investment bank);
                                former Partner, KPMG LLP
                                (independent registered
                                public accounting firm)
----------------------------------------------------------------------------------------------------------
 Nicholas Donatiello, Jr.,      President and CEO, Odyssey          3         Dolby Laboratories, Inc.
 49                             Ventures, Inc. (business
 Director (2008)                strategy and marketing
                                consulting)
----------------------------------------------------------------------------------------------------------
 Robert A. Fox, 73              Managing General Partner,           9         None
 Director (1999)                Fox Investments LP;
                                corporate director; retired
                                President and CEO, Foster
                                Farms (poultry producer)
----------------------------------------------------------------------------------------------------------
 Koichi Itoh, 69                Chairman of the Board, Itoh         6         None
 Director (1999)                Building Co., Ltd.
                                (building management);
                                former President,
                                Autosplice KK (electronics)
----------------------------------------------------------------------------------------------------------
 William H. Kling,/5,6/ 68      President and CEO, American         9         None
 Director (1999)                Public Media Group
----------------------------------------------------------------------------------------------------------
 John G. McDonald, 73           Stanford Investors                 12         iStar Financial, Inc.;
 Director (1999)                Professor, Graduate School                    Plum Creek Timber Co.;
                                of Business, Stanford                         QuinStreet, Inc.;
                                University                                    Scholastic Corporation
----------------------------------------------------------------------------------------------------------
 William I. Miller,/6/ 54       Chairman of the Board,              3         Cummins, Inc.
 Director (1999)                Irwin Management Company;
                                former Chairman of the
                                Board and CEO, Irwin
                                Financial Corporation
----------------------------------------------------------------------------------------------------------
 Alessandro Ovi, 66             Publisher and Editor,               3         Enia SpA;
 Director (2001)                Technology Review;                            Guala Closures SpA;
                                President, TechRev.srl;                       Landi Renzo SpA;
                                former Special Advisor to                     ST Microelectronics SNV;
                                the Italian Prime Minister;                   Telecom Italia Media SpA
                                former Special Advisor to
                                the President of the
                                European Commission
----------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway, 74         Director of companies;              3         Emerson Electric
 Director (2005)                Chair (non-executive),
                                Baltic-American Enterprise
                                Fund; Chair
                                (non-executive), The CNA
                                Corp.
----------------------------------------------------------------------------------------------------------

                           New World Fund -- Page 14

[This page intentionally left blank for this filing]

                           New World Fund -- Page 15

"INTERESTED" DIRECTORS/7,8/

                                   PRINCIPAL OCCUPATION(S)
                                    DURING PAST FIVE YEARS
 NAME, AGE AND                          AND POSITIONS              NUMBER OF
 POSITION WITH FUND             HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED             OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)               OF THE FUND              BY DIRECTOR            BY DIRECTOR
-------------------------------------------------------------------------------------------------------------

 Gina H. Despres, 68            Senior Vice President, Capital         4         None
 Vice Chairman of the Board     Research and Management
 (1999)                         Company; Senior Vice
                                President, Capital Strategy
                                Research, Inc.*
-------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace, 47         Senior Vice President -                2         None
 President (1999)               Capital World Investors,
                                Capital Research and
                                Management Company; Executive
                                Vice President and Director,
                                Capital Research and
                                Management Company; Director,
                                The Capital Group Companies,
                                Inc.*
-------------------------------------------------------------------------------------------------------------

OTHER OFFICERS/8/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Mark E. Denning, 52     Senior Vice President - Capital Research Global
 Senior Vice             Investors, Capital Research Company*; Director,
 President (1999)        Capital Research and Management Company; Director,
                         Capital International Limited*
-------------------------------------------------------------------------------
 Michael Thawley, 60     Senior Vice President, Capital Research and
 Senior Vice             Management Company; Senior Vice President, Capital
 President (2008)        Strategy Research, Inc.*; former Australian
                         Ambassador to the United States
-------------------------------------------------------------------------------
 David C. Barclay, 53    Senior Vice President - Fixed Income, Capital
 Vice President          Research and Management Company
 (1999)
-------------------------------------------------------------------------------
 Michael J. Downer,      Director, Senior Vice President, Secretary and
 55                      Coordinator of Legal and Compliance - Capital
 Vice President          Research and Management Company; Director, American
 (2003)                  Funds Distributors, Inc.*; Chairman of the Board,
                         Capital Bank and Trust Company*
-------------------------------------------------------------------------------
 Bradford F. Freer,      Senior Vice President - Capital World Investors,
 41                      Capital Research Company*; Director, Capital Research
 Vice President          Company*
 (2006)
-------------------------------------------------------------------------------
 Nicholas J. Grace,      Senior Vice President - Capital World Investors,
 44                      Capital Research Company*
 Vice President
 (2008)
-------------------------------------------------------------------------------
 F. Galen Hoskin, 45     Senior Vice President - Capital World Investors,
 Vice President          Capital Research Company*
 (2008)
-------------------------------------------------------------------------------
 Carl M. Kawaja, 45      Senior Vice President - Capital World Investors,
 Vice President          Capital Research and Management Company; Director,
 (1999)                  Capital Research and Management Company; Director,
                         Capital International, Inc.*; Director, Capital
                         International Asset Management, Inc.*
-------------------------------------------------------------------------------
 Winnie Kwan, 38         Vice President - Capital Research Global Investors,
 Vice President          Capital Research Company*
 (2010)
-------------------------------------------------------------------------------
 Vincent P. Corti, 53    Vice President - Fund Business Management Group,
 Secretary (1999)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Bryan K. Nielsen, 37    Vice President, Capital Guardian Trust Company*; Vice
 Treasurer (2008)        President, Capital International, Inc.*
-------------------------------------------------------------------------------
 Tanya Schneider, 37     Assistant Vice President - Fund Business Management
 Assistant Secretary     Group, Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------
 Jennifer M.             Vice President - Fund Business Management Group,
 Buchheim, 36            Capital Research and Management Company
 Assistant Treasurer,
 (2008)
-------------------------------------------------------------------------------

                           New World Fund -- Page 16

* Company affiliated with Capital Research and Management Company.

1  The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
2  Directors and officers of the fund serve until their resignation, removal or retirement.
3  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
   which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
4  This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5  Gordon Crawford (Senior Vice President, Capital Research Global Investors,
   Capital Research and Management Company and Director, The Capital Group
   Companies, Inc.) has been a trustee of Southern California Public Radio, where
   Mr. Kling formerly served as a trustee and as Second Vice Chair during 2008 and
   2009.

6  Irwin Financial Corporation filed a petition for liquidation under Chapter 7 of the federal Bankruptcy Code on September 21, 2009. This action followed the issuance of consent orders by relevant federal and state banking authorities and the appointment of the Federal Deposit Insurance Corporation as receiver for Irwin Financial Corporation's two banking subsidiaries. Mr. Kling and
   Mr. Miller are former directors of Irwin Financial Corporation.

7  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
8  All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                           New World Fund -- Page 17

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2009:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          DIRECTORS
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        DIRECTORS         ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
--------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------------------
 Elisabeth Allison       Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Vanessa C.L. Chang        $50,001 -      Over $100,000         N/A               N/A
                           $100,000
--------------------------------------------------------------------------------------------
 Nicholas Donatiello,      $10,001 -        $50,001 -           N/A               N/A
 Jr.                        $50,000         $100,000
--------------------------------------------------------------------------------------------
 Robert A. Fox           Over $100,000    Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 Koichi Itoh             Over $100,000    Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 William H. Kling        Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 John G. McDonald        Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 William I. Miller       Over $100,000    Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 Alessandro Ovi          Over $100,000    Over $100,000      $10,001 -       Over $100,000
                                                              $50,000
--------------------------------------------------------------------------------------------
 Rozanne L. Ridgway        $10,001 -        $50,001 -      Over $100,000     Over $100,000
                            $50,000         $100,000
--------------------------------------------------------------------------------------------

                           New World Fund -- Page 18

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                 BY DIRECTOR
-----------------------------------------------------------------------------

 "INTERESTED" DIRECTORS
-----------------------------------------------------------------------------
 Gina H. Despres           Over $100,000                Over $100,000
-----------------------------------------------------------------------------
 Robert W.                 Over $100,000                Over $100,000
 Lovelace
-----------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
   Companies, Inc. retirement plan and 401(k) plan.
2  Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $13,125 to $20,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                           New World Fund -- Page 19

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED OCTOBER 31, 2009

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Elisabeth Allison             $41,334                    $130,000
------------------------------------------------------------------------------------------
 Vanessa C.L. Chang             43,000                     134,166
------------------------------------------------------------------------------------------
 Nicholas Donatiello, Jr./3/    37,709                     131,375
------------------------------------------------------------------------------------------
 Robert A. Fox/4/               34,112                     316,667
------------------------------------------------------------------------------------------
 Koichi Itoh/4/                 36,250                     221,750
------------------------------------------------------------------------------------------
 William H. Kling               35,795                     355,708
------------------------------------------------------------------------------------------
 John G. McDonald/4/            30,333                     408,250
------------------------------------------------------------------------------------------
 William I. Miller/4/           49,498                     144,166
------------------------------------------------------------------------------------------
 Alessandro Ovi/4/              40,334                     121,000
------------------------------------------------------------------------------------------
 Rozanne L. Ridgway/4/          35,833                     113,500
------------------------------------------------------------------------------------------

1  Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1999. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended October 31, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2  Funds managed by Capital Research and Management Company, including the
   American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
   which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
3  Nicholas Donatiello, Jr. was elected to the board on December 16, 2008.
4  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2009 fiscal year for participating directors is as follows: Robert A. Fox
   ($387,637), Koichi Itoh ($400,452), John G. McDonald ($253,860), William I.
   Miller ($142,288), Alessandro Ovi ($34,401) and Rozanne L. Ridgway ($165,302).
   Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of May 1, 2010, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 13, 1998. At a meeting of the fund's shareholders on
November 24, 2009, shareholders approved the reorganization of the fund to a
Delaware statutory trust. The reorganization is expected to be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation.
A summary comparison of the governing documents and state laws affecting the
Delaware statutory trust and the current form of organization of the fund can be found in a joint proxy statement available on the SEC's website at sec.gov.
Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

                           New World Fund -- Page 20

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to the fund's Class 529 shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Elisabeth Allison, Vanessa C.L. Chang, Nicholas Donatiello, Jr.,
Koichi Itoh, and William I. Miller, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2009 fiscal year.

                           New World Fund -- Page 21

The fund has a governance and contracts committee comprised of Elisabeth
Allison, Vanessa C.L. Chang, Nicholas Donatiello, Jr., Robert A. Fox, Koichi
Itoh, William H. Kling, John G. McDonald, William I. Miller, Alessandro Ovi and
Rozanne L. Ridgway, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement,
Principal Underwriting Agreement, Administrative Services Agreement and Plans of
Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One governance and contracts committee meeting was held during the 2009 fiscal year.

The fund has a nominating committee comprised of Robert A. Fox, William H.
Kling, John G. McDonald, Alessandro Ovi and Rozanne L. Ridgway, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds' boards monitor the proxy voting process and provide guidance with respect to the Principles.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

                           New World Fund -- Page 22

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation

                           New World Fund -- Page 23

     packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on May 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

           NAME AND ADDRESS              OWNERSHIP   OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                   Record      Class A        18.61%
 Omnibus Account                                     Class B        12.49
 Maryland Heights, MO                                Class F-1      11.93
----------------------------------------------------------------------------
 First Clearing, LLC                     Record      Class A         8.35
 Custody Account                                     Class B         6.43
 St. Louis, MO                                       Class C        13.45
                                                     Class F-1      15.37
                                                     Class R-1       5.46
----------------------------------------------------------------------------
 Pershing, LLC                           Record      Class A         7.28
 Jersey City, NJ                                     Class B         8.24
                                                     Class C         8.31
                                                     Class F-1      14.73
                                                     Class F-2      21.71
                                                     Class R-1       5.96
                                                     Class R-5       5.43
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.          Record      Class C         8.05
 Omnibus Account                                     Class F-1       5.98
 New York, NY
----------------------------------------------------------------------------
 Merrill Lynch                           Record      Class C         6.60
 Omnibus Account                                     Class F-2      11.28
 Jacksonville, FL
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.              Record      Class F-1      10.19
 Custody Account
 San Francisco, CA
----------------------------------------------------------------------------
 LPL Financial                           Record      Class F-2       7.06
 Omnibus Account
 San Diego, CA
----------------------------------------------------------------------------
 NFS, LLC FEBO                           Record      Class R-5      37.13
 401K Plans                              Beneficial  Class R-6      23.39
 Covington, KY
----------------------------------------------------------------------------
 The Capital Group Companies             Record      Class R-5      29.94
 Retirement Plans                        Beneficial
 Los Angeles, CA
----------------------------------------------------------------------------
 American Funds 2030 Target Date         Record      Class R-6      16.64
 Retirement Fund
 Los Angeles, CA
----------------------------------------------------------------------------
 American Funds 2025 Target Date         Record      Class R-6      12.45
 Retirement Fund
 Los Angeles, CA
----------------------------------------------------------------------------
 American Funds 2035 Target Date         Record      Class R-6      10.79
 Retirement Fund
 Los Angeles, CA
----------------------------------------------------------------------------
 American Funds 2040 Target Date         Record      Class R-6       9.19
 Retirement Fund
 Los Angeles, CA
----------------------------------------------------------------------------
 American Funds 2020 Target Date         Record      Class R-6       5.10
 Retirement Fund
 Los Angeles, CA
----------------------------------------------------------------------------

                           New World Fund -- Page 24

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital

                           New World Fund -- Page 25

Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: MSCI All Country World
Index; Lipper Global Funds Index; Lipper Emerging Markets Funds Index; JP Morgan
Emerging Markets Bond Index Global; MSCI Emerging Markets Index; and Lipper
Emerging Markets Debt Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                           New World Fund -- Page 26

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF OCTOBER 31, 2009:

                                             NUMBER             NUMBER
                                            OF OTHER           OF OTHER            NUMBER
                                           REGISTERED           POOLED            OF OTHER
                                           INVESTMENT         INVESTMENT          ACCOUNTS
                                        COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                           FOR WHICH           FOR WHICH         PORTFOLIO
                                           PORTFOLIO           PORTFOLIO         COUNSELOR
                         DOLLAR RANGE      COUNSELOR           COUNSELOR        IS A MANAGER
                           OF FUND        IS A MANAGER       IS A MANAGER        (ASSETS OF
       PORTFOLIO            SHARES      (ASSETS OF RICS     (ASSETS OF PIVS    OTHER ACCOUNTS
       COUNSELOR           OWNED/1/     IN BILLIONS)/2/     IN BILLIONS)/3/   IN BILLIONS)/4/
------------------------------------------------------------------------------------------------

 Robert W. Lovelace          Over         3       $228.4      1       $0.87         None
                          $1,000,000
------------------------------------------------------------------------------------------------
 Mark E. Denning          $100,001 -      5       $288.8      1       $0.13         None
                           $500,000
------------------------------------------------------------------------------------------------
 David C. Barclay            Over         4       $211.3      3       $0.54     16       $6.33
                          $1,000,000
------------------------------------------------------------------------------------------------
 Nicholas J. Grace/5/     $10,001 -       3       $193.0         None               None
                           $50,000
------------------------------------------------------------------------------------------------
 Carl M. Kawaja           $100,001 -      4       $231.3      1       $0.87         None
                           $500,000
------------------------------------------------------------------------------------------------
 Christopher M.              Over         1       $ 93.7         None               None
 Thomsen                  $1,000,000
------------------------------------------------------------------------------------------------

1  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
   $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
   $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
   No fund has an advisory fee that is based on the performance of the fund.
3  Represents funds advised or sub-advised by Capital Research and Management
   Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital
   Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5  Portfolio counselor resides outside the United States. As such, tax considerations may adversely influence his or her ability to own shares of the fund.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the

                           New World Fund -- Page 27

performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the
Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund's board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rate of 0.85% on the first $500 million of the fund's net assets, 0.77% on net assets between $500 million and
$1 billion, 0.71% on net assets from $1 billion to $1.5 billion, 0.66% on net assets from $1.5 billion to $2.5 billion, 0.62% on net assets from $2.5 billion to $4 billion, 0.58% on net assets from $4 billion to $6.5 billion, 0.54% on net assets from $6.5 billion to $10.5 billion, 0.51% on net assets from $10.5 billion to $17 billion, .50% on net assets from $17 billion to $21 billion, and
..49% on net assets in excess of $21 billion.

For the fiscal years ended October 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $67,854,000,
$98,259,000 and $78,919,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $66,886,000 (a reduction of $968,000), $88,417,000 (a reduction of
$9,842,000) and $71,006,000 (a reduction of $7,913,000) for the fiscal years ended October 31, 2009, 2008 and 2007, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
December 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not

                           New World Fund -- Page 28

parties to the Administrative Agreement or interested persons (as defined in the
1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days'
written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

                           New World Fund -- Page 29

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $1,176,000
--------------------------------------------------------------------------------
               CLASS F-1                                1,375,000
--------------------------------------------------------------------------------
               CLASS F-2                                  210,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 497,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  61,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 129,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  25,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 19,000
--------------------------------------------------------------------------------
               CLASS R-1                                   55,000
--------------------------------------------------------------------------------
               CLASS R-2                                1,189,000
--------------------------------------------------------------------------------
               CLASS R-3                                  528,000
--------------------------------------------------------------------------------
               CLASS R-4                                  177,000
--------------------------------------------------------------------------------
               CLASS R-5                                  485,000
--------------------------------------------------------------------------------
              CLASS R-6*                                   42,000
--------------------------------------------------------------------------------

 * Class R-6 was first offered for sale on May 1, 2009.

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares sold prior to April 21, 2009, the
          Principal Underwriter sold its rights to the 0.75%
          distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The
          Principal Underwriter compensated investment dealers for sales of
          Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

                           New World Fund -- Page 30

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and
529-B shares prior to April 21, 2009. The fund also reimburses the Principal
Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4
shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2009            $3,775,000          $17,071,000
                                                  2008             9,396,000           42,027,000
                                                  2007             9,836,000           43,454,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2009                91,000              475,000
                                                  2008               465,000            3,420,000
                                                  2007               518,000            3,378,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2009                     0            1,261,000
                                                  2008               600,000            2,381,000
                                                  2007                     0            2,746,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2009               269,000            1,254,000
                                                  2008               490,000            2,271,000
                                                  2007               438,000            2,008,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2009                13,000               64,000
                                                  2008                36,000              287,000
                                                  2007                32,000              212,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2009                 2,000              117,000
                                                  2008                     0              229,000
                                                  2007                     0              197,000
-----------------------------------------------------------------------------------------------------

                           New World Fund -- Page 31

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.30% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                           New World Fund -- Page 32

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
----------------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
----------------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

     1  Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2  The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2009 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $18,125,000                 $3,135,000
------------------------------------------------------------------------------
        CLASS B                   3,246,000                    420,000
------------------------------------------------------------------------------
        CLASS C                   6,112,000                  1,208,000
------------------------------------------------------------------------------
       CLASS F-1                  1,977,000                    439,000
------------------------------------------------------------------------------
      CLASS 529-A                   526,000                    102,000
------------------------------------------------------------------------------
      CLASS 529-B                   294,000                     41,000
------------------------------------------------------------------------------
      CLASS 529-C                   641,000                    136,000
------------------------------------------------------------------------------
      CLASS 529-E                    72,000                     16,000
------------------------------------------------------------------------------
     CLASS 529-F-1                       --                         --
------------------------------------------------------------------------------
       CLASS R-1                    208,000                     46,000
------------------------------------------------------------------------------
       CLASS R-2                  1,510,000                    352,000
------------------------------------------------------------------------------
       CLASS R-3                    977,000                    212,000
------------------------------------------------------------------------------
       CLASS R-4                    277,000                     68,000
------------------------------------------------------------------------------

                           New World Fund -- Page 33

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the
American Funds for the last month of the prior calendar quarter.

                           New World Fund -- Page 34

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.

                           New World Fund -- Page 35

     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
              Wells Fargo Investments, LLC

                           New World Fund -- Page 36

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                           New World Fund -- Page 37

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                           New World Fund -- Page 38

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
October 31, 2009, 2008 and 2007 amounted to $12,422,000, $18,510,000 and
$17,198,000, respectively. The volume of trading activity decreased during the most recent year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included UBS Financial Services Inc. As of the fund's most recent fiscal year-end, the fund held equity securities of UBS AG in the amount of
$44,209,000.

                           New World Fund -- Page 39

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated

                           New World Fund -- Page 40

third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                           New World Fund -- Page 41

                                PRICE OF SHARES
Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the
Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent's policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the
Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal
Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than American Funds Money Market Fund/(R)/) are valued, and the net asset values per share for each share class are determined, as indicated
below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

                           New World Fund -- Page 42

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3 p.m. from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value. Where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in

                           New World Fund -- Page 43

overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                           New World Fund -- Page 44

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
generally means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in

                           New World Fund -- Page 45

writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently. When a dividend or a capital gain is distributed by the fund, the net asset value per share is reduced by the amount of the payment.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time.

                           New World Fund -- Page 46

     Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund to corporate shareholders may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to distribute its net capital gain each year. The fund's net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains

                           New World Fund -- Page 47

     as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of net capital gain that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. For non-corporate shareholders, a capital gain distribution by the fund is subject to a maximum tax rate of
     15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales

                           New World Fund -- Page 48

charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                           New World Fund -- Page 49

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                           New World Fund -- Page 50

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- Class 529 shares may be purchased only through
CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in
CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College
Savings Plan for use in the Virginia Education Savings Trust and the Virginia
Prepaid Education Program and other registered investment companies approved by the fund.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                           New World Fund -- Page 51

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and
     .    American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company's Capital Group Private
          Client Services division.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain

                           New World Fund -- Page 52

distributions. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is pre-scheduled for a specific date.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.
     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. Notwithstanding the previous sentence, you can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service
     Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                           New World Fund -- Page 53

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                           New World Fund -- Page 54

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the

                           New World Fund -- Page 55

          spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

                           New World Fund -- Page 56

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                           New World Fund -- Page 57

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.
     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph titled "Rights of accumulation") eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these

                           New World Fund -- Page 58

     plans will be deemed completed and will terminate. In addition, effective
     May 1, 2009, the Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement.
     After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

                           New World Fund -- Page 59

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of American
     Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds
     Money Market Fund are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") as of the day prior to your American Funds investment or
     (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

                           New World Fund -- Page 60

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives

                           New World Fund -- Page 61

          payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, "account" means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                           New World Fund -- Page 62

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds
Money Market Fund be wired to your bank by writing American Funds Service
Company. A signature guarantee is required on all requests to wire funds.

                           New World Fund -- Page 63

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                           New World Fund -- Page 64

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its

                           New World Fund -- Page 65

affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account. The fund's board may determine if the fund issues share certificates.

                           New World Fund -- Page 66

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $19,202,000 for Class A shares and $812,000 for Class
B shares for the 2009 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and Management
Company and from the relevant share class, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- K & L Gates LLP, Four Embarcadero Center, Suite
1200, San Francisco, CA 94111, serves as independent legal counsel ("counsel")
for the fund and for independent directors in their capacities as such. Counsel does not provide legal services to the fund's investment adviser, but provides an insignificant amount of legal services unrelated to the operations of the fund to an investment adviser affiliate. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the

                           New World Fund -- Page 67

fund's current prospectus at no cost by calling 800/421-0180 or by sending an
e-mail request to prospectus@americanfunds.com. Shareholders may also access the fund's current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                           New World Fund -- Page 68

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $44.76
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $47.49

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

                           New World Fund -- Page 69

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American Funds Short-Term
Tax-Exempt Bond Fund/SM/  .     039      N/A      N/A       439         639
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUND
American Funds Money Market
Fund/(R)/ . . . . . . . . .     059      259      359       459         659
___________
*Qualified for sale only in certain jurisdictions.

                           New World Fund -- Page 70

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459

                           New World Fund -- Page 71

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUND
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659

                           New World Fund -- Page 72

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2055 Target
Date Retirement Fund/SM/      082    2182   2282   2382   2482   2582    2682
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                           New World Fund -- Page 73

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                           New World Fund -- Page 74

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                           New World Fund -- Page 75

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           New World Fund -- Page 76

...

[logo – American Funds®]

New World Fund®

Investment portfolio

October 31, 2009

 Common stocks — 79.53%

 Shares

 Value

 (000)

 FINANCIALS — 16.62%

 Itaú Unibanco Holding SA, preferred nominative

7,186,459

$
137,060

 Itaú Unibanco Holding SA, preferred nominative (ADR)

4,364,325

83,533

 Banco Santander, SA1

11,040,539

177,942

 Itaúsa – Investimentos Itaú SA, preferred nominative

26,327,938

150,038

 Industrial and Commercial Bank of China Ltd., Class H1

146,076,000

116,198

 PT Bank Rakyat Indonesia (Persero) Tbk1

129,322,800

94,502

 Amil Participações SA, ordinary nominative

16,561,390

93,815

 Banco do Brasil SA, ordinary nominative

5,495,000

88,252

 Kasikornbank PCL, nonvoting depository receipt1

19,933,467

45,587

 Kasikornbank PCL1

16,866,533

40,907

 Royal Bank of Scotland Group PLC1,2

114,082,270

78,076

 DLF Ltd.1

9,960,000

77,397

 China Life Insurance Co. Ltd., Class H1

16,730,000

77,226

 Prudential PLC1

8,343,473

75,822

 Türkiye Garanti Bankasi AS1

20,420,000

73,070

 ICICI Bank Ltd.1

4,100,000

67,746

 Grupo Financiero Banorte, SAB de CV, Series O

18,570,000

60,859

 Ping An Insurance (Group) Co. of China, Ltd., Class H1

6,415,000

56,172

 Sberbank (Savings Bank of the Russian Federation) (GDR)1

216,800

53,059

 Housing Development Finance Corp. Ltd.1

851,218

47,357

 CIMB Group Holdings Bhd.1

12,922,000

47,013

 Metro Pacific Investments Corp.1,2

650,000,000

44,945

 UBS AG1,2

2,635,324

44,209

 HSBC Holdings PLC (Hong Kong)1

3,455,000

37,851

 HSBC Holdings PLC (United Kingdom)1

473,160

5,244

 Banco Bilbao Vizcaya Argentaria, SA1

2,374,287

42,582

 China Construction Bank Corp., Class H1

49,505,000

42,532

 Bank of the Philippine Islands1

43,993,958

42,469

 Bancolombia SA (ADR)

1,052,000

41,638

 Banco Bradesco SA, preferred nominative

2,000,000

39,351

 Ayala Land, Inc.1

174,800,000

37,744

 Standard Chartered PLC1

1,435,000

35,293

 Banco Santander (Brasil) SA, units2

1,845,565

22,065

 Banco Santander (Brasil) SA, units (ADR)2

1,090,565

12,934

 SM Prime Holdings, Inc.1

164,206,440

33,653

 Banco Daycoval SA, preferred nominative

6,459,000

33,646

 HDFC Bank Ltd.1

870,000

29,656

 Credicorp Ltd.

395,600

27,308

 National Bank of Greece SA1,2

730,888

26,575

 Siam Commercial Bank PCL1

9,800,000

22,255

 Erste Bank der oesterreichischen Sparkassen AG1

525,400

21,138

 Kotak Mahindra Bank Ltd.1

1,300,000

19,250

 Bank Leumi le-Israel BM1,2

4,300,000

16,662

 Bank Pekao SA1,2

280,000

14,916

 United Bank Ltd. (GDR)1,3

4,670,599

12,943

 United Bank Ltd. (GDR)1

617,650

1,712

 Bank Hapoalim BM1,2

4,028,000

14,595

 BankMuscat (SAOG) (GDR)1

1,395,917

12,898

 Bank of China Ltd., Class H1

18,180,000

10,481

 Commercial Bank of Qatar QSC (GDR)1,3

1,875,000

7,481

 Shui On Land Ltd.1

12,100,000

7,333

 AFI Development PLC (GDR)1

1,354,000

3,099

 Kerry Properties Ltd.1

424,678

2,384

2,508,473

 CONSUMER STAPLES — 11.09%

 Nestlé SA1

4,298,500

200,167

 Anheuser-Busch InBev NV1

3,336,997

157,022

 Pernod Ricard SA1

1,452,257

121,362

 Tesco PLC1

17,192,190

114,906

 China Yurun Food Group Ltd.1

36,012,000

74,633

 OJSC Magnit (GDR)2,3

3,435,500

46,036

 OJSC Magnit (GDR)1

2,110,000

28,044

 Avon Products, Inc.

2,075,000

66,504

 British American Tobacco PLC1

1,975,000

63,158

 China Agri-Industries Holdings Ltd.1

65,730,000

62,865

 Beiersdorf AG1

1,005,000

61,889

 SABMiller PLC1

2,124,500

55,878

 Olam International Ltd.1

27,150,000

52,108

 X5 Retail Group NV (GDR)1,2,3

1,509,552

36,167

 X5 Retail Group NV (GDR)1,2

560,400

13,426

 PepsiCo, Inc.

786,000

47,592

 Coca-Cola Co.

880,000

46,913

 Wal-Mart de México, SAB de CV, Series V (ADR)1

1,010,000

35,936

 Wal-Mart de México, SAB de CV, Series V

2,545,000

9,055

 Danone SA1

701,065

42,176

 Grupo Nacional de Chocolates SA

3,655,000

38,158

 METRO AG1

668,800

37,205

 IOI Corp. Bhd.1

23,350,000

36,442

 Unilever NV, depository receipts1

950,000

29,295

 Tingyi (Cayman Islands) Holding Corp.1

12,050,000

27,030

 Procter & Gamble Co.

450,000

26,100

 Coca-Cola Icecek AS, Class C1

3,283,750

25,287

 L’Oréal SA1

225,000

22,960

 Nestlé India Ltd.1

380,700

20,749

 Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)

230,000

20,718

 BIM Birlesik Magazalar AS1

502,409

18,214

 Kimberly-Clark de México, SAB de CV, Class A

4,000,000

15,764

 Poslovni sistem Mercator, dd1

42,200

10,654

 Cosan Ltd., Class A2

742,800

4,947

 First Pacific Co. Ltd.1

7,214,000

4,261

1,673,621

 TELECOMMUNICATION SERVICES — 9.18%

 América Móvil, SAB de CV, Series L (ADR)

8,774,500

387,219

 América Móvil, SAB de CV, Series L

1,900,000

4,191

 MTN Group Ltd.1

10,570,231

157,957

 Philippine Long Distance Telephone Co.1

2,145,290

114,794

 Philippine Long Distance Telephone Co. (ADR)

250,000

13,325

 Telefónica, SA1

4,517,200

126,242

 Telekom Austria AG, non-registered shares1

5,255,000

86,155

 Turkcell Iletisim Hizmetleri AS1

12,554,000

82,865

 Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1

86,230,000

74,762

 SOFTBANK CORP.1

2,155,700

50,620

 China Mobile Ltd.1

5,302,000

49,652

 Telekomunikacja Polska SA1

7,644,769

44,793

 China Telecom Corp. Ltd., Class H1

90,010,000

39,786

 Telefónica 02 Czech Republic, AS1

1,640,000

38,832

 Partner Communications Co. Ltd.1

1,690,000

31,969

 Bharti Airtel Ltd.1

4,507,600

27,898

 Magyar Telekom Telecommunications PLC1

5,975,000

25,751

 Orascom Telecom Holding SAE (GDR)1

440,000

14,965

 OJSC Mobile TeleSystems (ADR)

158,800

7,194

 Hutchison Telecommunications International Ltd.1

20,560,000

4,135

 Singapore Telecommunications Ltd.1

1,457,000

3,022

1,386,127

 ENERGY — 7.21%

 OAO Gazprom (ADR)1

7,028,000

167,811

 Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)

1,916,900

88,599

 Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)

465,000

18,656

 Heritage Oil Ltd.1,2

12,925,000

98,356

 JSC KazMunaiGas Exploration Production (GDR)1

2,800,000

66,025

 Oil Search Ltd.1

12,850,000

65,560

 Saipem SpA, Class S1

1,990,000

59,013

 China National Offshore Oil Corp.1

38,197,000

57,272

 Reliance Industries Ltd.1

1,260,000

51,167

 Niko Resources Ltd.4

495,000

40,124

 Niko Resources Ltd.

125,000

10,132

 Cairn India Ltd.1,2

6,587,000

36,197

 Royal Dutch Shell PLC, Class B1

1,235,000

35,831

 TOTAL SA1

428,000

25,518

 TOTAL SA (ADR)

155,000

9,311

 OGX Petróleo e Gás Participações SA, ordinary nominative

42,070

34,130

 Tenaris SA (ADR)

930,000

33,127

 Eurasia Drilling Co. Ltd. (GDR)1,3

1,162,300

19,181

 Eurasia Drilling Co. Ltd. (GDR)1

585,950

9,670

 Noble Energy, Inc.

400,000

26,252

 Sasol Ltd.1

640,000

23,868

 Oil and Gas Development Co. Ltd.1

16,990,310

21,104

 Woodside Petroleum Ltd.1

492,000

20,641

 Chevron Corp.

175,500

13,433

 OAO TMK (GDR)1,2,3

692,815

12,444

 Nexen Inc.

560,076

12,065

 Eni SpA1

472,000

11,717

 ConocoPhillips

230,000

11,541

 Marathon Oil Corp.

197,000

6,298

 Hess Corp.

73,600

4,029

1,089,072

 MATERIALS — 6.96%

 Linde AG1

1,188,738

124,470

 PT Indocement Tunggal Prakarsa Tbk1

83,953,500

96,235

 Anglo American PLC (ZAR denominated)1,2

1,477,400

53,739

 Anglo American PLC1,2

1,052,000

38,273

 Israel Chemicals Ltd.1

7,485,000

87,449

 Holcim Ltd1,2

1,177,190

74,863

 Impala Platinum Holdings Ltd.1

2,732,083

59,384

 Xstrata PLC1,2

4,012,200

57,558

 Antofagasta PLC1

3,800,000

48,144

 Makhteshim-Agan Industries Ltd.1

9,675,000

45,458

 Givaudan SA1

55,362

41,050

 Sigma-Aldrich Corp.

710,000

36,870

 Vale SA, Class A, preferred nominative

1,032,000

23,178

 Vale SA, Class A, preferred nominative (ADR)

570,000

13,167

 China Shanshui Cement Group Ltd.1

50,714,000

35,926

 Buzzi Unicem SpA1

1,414,043

23,731

 Buzzi Unicem SpA, nonconvertible shares1

633,012

6,253

 BHP Billiton PLC1

1,092,288

29,589

 Petropavlovsk PLC1,2

1,595,550

27,515

 ArcelorMittal1

780,000

26,148

 First Quantum Minerals Ltd.

220,000

15,068

 Akzo Nobel NV1

245,000

14,497

 PT Semen Gresik1

15,600,000

11,074

 Ambuja Cements Ltd.1

5,518,672

10,341

 Wacker Chemie AG1

68,000

9,802

 Aracruz Celulose SA, Class B, preferred nominative (ADR)2

500,000

9,310

 Kumba Iron Ore Ltd.1

280,000

8,269

 Sika AG, non-registered shares1

6,000

8,139

 Anhui Conch Cement Co. Ltd., Class H1

1,210,000

7,830

 Rhodia SA1,2

506,000

7,437

1,050,767

 INFORMATION TECHNOLOGY — 5.81%

 Kingboard Chemical Holdings Ltd.1

32,787,840

132,452

 Samsung Electronics Co. Ltd.1

154,612

92,770

 Cia. Brasileira de Meios de Pagamento, ordinary nominative

9,103,100

83,697

 Google Inc., Class A2

130,000

69,696

 Infosys Technologies Ltd.1

1,446,826

67,491

 Wistron Corp.1

32,887,430

55,072

 NetEase.com, Inc. (ADR)2

1,351,000

52,176

 HOYA CORP.1

2,039,800

44,690

 HTC Corp.1

3,492,300

34,803

 Nokia Corp.1

2,158,200

27,267

 Nokia Corp. (ADR)

289,300

3,648

 Tencent Holdings Ltd.1

1,726,500

30,134

 Yahoo! Inc.2

1,550,000

24,645

 Corning Inc.

1,660,000

24,253

 Redecard SA, ordinary nominative

1,617,600

24,082

 Acer Inc.1

8,408,780

19,841

 Cisco Systems, Inc.2

787,800

18,001

 MediaTek Inc.1

1,184,388

16,712

 Venture Corp. Ltd.1

2,500,000

16,015

 Wincor Nixdorf AG1

201,000

11,765

 Murata Manufacturing Co., Ltd.1

176,300

8,693

 Spectris PLC1

647,000

7,184

 Halma PLC1

1,700,000

6,347

 Kingboard Laminates Holdings Ltd.1

8,048,606

5,652

877,086

 HEALTH CARE — 5.67%

 Teva Pharmaceutical Industries Ltd. (ADR)

3,084,000

155,680

 OJSC Pharmstandard (GDR)1,2,5

7,452,949

120,677

 OJSC Pharmstandard (GDR)1,2,3,5

392,700

6,359

 Novo Nordisk A/S, Class B1

1,558,800

97,084

 Krka, dd, Novo mesto1

835,400

89,483

 Cochlear Ltd.1

1,388,591

79,458

 Hikma Pharmaceuticals PLC1

8,953,850

69,275

 Baxter International Inc.

1,160,000

62,710

 Bayer AG1

840,500

58,290

 Richter Gedeon NYRT1

280,500

58,236

 Novartis AG1

780,000

40,759

 Dr. Reddy’s Laboratories Ltd.1

802,000

17,322

855,333

 INDUSTRIALS — 5.04%

 Murray & Roberts Holdings Ltd.1

11,526,154

81,581

 Schneider Electric SA1

625,016

65,001

 Siemens AG1

677,200

61,099

 Enka Insaat ve Sanayi AS1

13,469,998

53,860

 Airports of Thailand PCL1

41,795,300

47,342

 United Technologies Corp.

695,000

42,708

 Container Corp. of India Ltd.1

1,674,253

39,099

 Outotec Oyj1

1,210,000

38,275

 International Container Terminal Services, Inc.1

88,828,000

37,439

 Intertek Group PLC1

1,735,000

35,774

 Bharat Heavy Electricals Ltd.1

650,000

30,204

 China Railway Construction Corp. Ltd., Class H1

19,277,500

25,509

 Kühne + Nagel International AG1

268,000

24,300

 AirAsia Bhd.1,2

60,000,000

23,449

 Metso Oyj1

770,000

21,508

 SM Investments Corp.1

2,799,308

18,130

 Bidvest Group Ltd.1

1,090,779

16,952

 Prysmian SpA1

886,622

15,590

 Suzlon Energy Ltd.1,2

10,300,000

14,382

 Dalian Port (PDA) Co. Ltd., Class H1

39,430,000

14,310

 KBR, Inc.

562,601

11,517

 PT Bakrie & Brothers Tbk1,2

990,000,000

9,968

 IJM Corp. Bhd.1

5,621,560

7,878

 Daelim Industrial Co., Ltd.1

105,916

6,763

 Italian-Thai Development PCL1,2

71,258,300

6,627

 De La Rue PLC1

380,974

5,713

 Doosan Heavy Industries and Construction Co., Ltd.1

103,250

5,572

760,550

 CONSUMER DISCRETIONARY — 4.64%

 Honda Motor Co., Ltd.1

2,790,000

86,367

 Hankook Tire Co., Ltd.1

3,760,000

71,690

 Truworths International Ltd.1

11,960,044

67,614

 Swatch Group Ltd, non-registered shares1

120,450

28,130

 Swatch Group Ltd1

568,022

25,509

 Parkson Holdings Bhd.1

35,820,000

53,061

 PT Astra International Tbk1

16,082,000

52,196

 McDonald’s Corp.

750,000

43,956

 Toyota Motor Corp.1

1,050,000

41,565

 Desarrolladora Homex, SA de CV (ADR)2

1,060,000

37,694

 Nitori Co., Ltd.1

400,000

32,625

 GOME Electrical Appliances Holding Ltd.1,2

107,658,760

31,649

 Li & Fung Ltd.1

7,303,900

30,248

 Melco Crown Entertainment Ltd. (ADR)2

4,122,000

20,445

 Maruti Suzuki India Ltd.1

555,000

16,402

 Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)

800,000

15,488

 TVN SA1

2,500,000

12,304

 Central European Media Enterprises Ltd., Class A2

390,000

9,805

 C C Land Holdings Ltd.1

13,336,000

7,270

 Techtronic Industries Co. Ltd.1

9,012,000

7,268

 Suzuki Motor Corp.1

261,000

6,361

 Praktiker Bau- und Heimwerkermärkte Holding AG1

271,300

3,296

700,943

 UTILITIES — 2.34%

 PT Perusahaan Gas Negara (Persero) Tbk1

195,157,000

72,915

 Cia. Energética de Minas Gerais – Cemig, preferred nominative

4,491,675

70,348

 GAIL (India) Ltd.1

8,494,000

62,511

 China Resources Power Holdings Co. Ltd.1

21,955,000

45,397

 Cheung Kong Infrastructure Holdings Ltd.1

7,480,000

26,668

 CLP Holdings Ltd.1

3,125,000

20,934

 Veolia Environnement1

563,882

18,384

 Electricity Generating PCL1

6,375,000

14,252

 Cia. de Saneamento Básico do Estado de São Paulo - SABESP, ordinary nominative

618,000

11,786

 NTPC Ltd.1

2,071,532

9,255

352,450

 MISCELLANEOUS — 4.97%

 Other common stocks in initial period of acquisition

750,466

 Total common stocks (cost: $10,107,198,000)

12,004,888

 Warrants — 0.01%

 CONSUMER DISCRETIONARY — 0.00%

 IJM Land Bhd., warrants, expire 20132

401,540

136

 MISCELLANEOUS — 0.01%

 Other warrants in initial period of acquisition

1,852

 Total warrants (cost: $3,225,000)

1,988

 Principal amount

 Convertible securities — 0.11%

(000
)

 FINANCIALS — 0.11%

 IMMOFINANZ AG 2.75% convertible notes 2014

 EUR14,300

16,465

 Total convertible securities (cost: $16,414,000)

16,465

 Principal amount

 Value

 Bonds & notes — 9.63%

(000
)

(000
)

 BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.71%

 Brazil (Federal Republic of) Global 9.25% 2010

$
12,600

$
13,577

 Brazilian Treasury Bill 6.00% 20101,6

 BRL67,769

38,976

 Brazilian Treasury Bill 0% 2010

34,600

18,605

 Brazilian Treasury Bill 0% 2010

25,000

14,030

 Brazilian Treasury Bill 6.00% 20111,6

8,584

4,904

 Brazil (Federal Republic of) 10.00% 20121

8,000

4,413

 Brazil (Federal Republic of) 10.00% 20141

9,000

4,695

 Brazilian Treasury Bill 6.00% 20151,6

10,935

6,039

 Brazil (Federal Republic of) Global 12.50% 2016

29,400

18,997

 Brazil (Federal Republic of) Global 6.00% 2017

$
15,925

17,103

 Brazil (Federal Republic of) 10.00% 20171

 BRL36,500

17,841

 Brazilian Treasury Bill 6.00% 20171,6

18,225

9,977

 Brazil (Federal Republic of) Global 8.00% 20187

$
30,154

34,602

 Brazil (Federal Republic of) Global 5.875% 2019

9,100

9,669

 Brazil (Federal Republic of) Global 8.875% 2019

9,000

11,498

 Brazil (Federal Republic of) Global 12.50% 2022

 BRL20,000

12,724

 Brazil (Federal Republic of) Global 8.875% 2024

$
900

1,177

 Brazil (Federal Republic of) Global 10.125% 2027

14,500

21,243

 Brazil (Federal Republic of) Global 7.125% 2037

16,730

19,365

 Brazil (Federal Republic of) Global 11.00% 2040

52,000

69,680

 Brazilian Treasury Bill 6.00% 20451,6

 BRL20,047

10,448

 Turkey (Republic of) 14.00% 2011

 TRY64,400

45,583

 Turkey (Republic of) 11.50% 2012

$
6,000

7,110

 Turkey (Republic of) 10.00% 20121,6

 TRY38,172

28,524

 Turkey (Republic of) 16.00% 2012

7,500

5,676

 Turkey (Republic of) 16.00% 2013

18,400

14,713

 Turkey (Republic of) 7.25% 2015

$
10,150

11,368

 Turkey (Republic of) 7.00% 2016

32,750

36,353

 Turkey (Republic of) 6.75% 2018

33,260

35,671

 Turkey (Republic of) 7.00% 2019

8,000

8,650

 Turkey (Republic of) 6.875% 2036

7,500

7,594

 United Mexican States Government Global 9.875% 2010

21,625

22,209

 United Mexican States Government 9.00% 2012

 MXN72,500

5,840

 United Mexican States Government Global 6.375% 2013

$
32,880

36,135

 United Mexican States Government, Series MI10, 8.00% 2013

 MXN56,068

4,364

 United Mexican States Government Global 5.875% 2014

$
4,500

4,805

 United Mexican States Government, Series MI10, 9.50% 2014

 MXN449,500

37,007

 United Mexican States Government, Series M10, 8.00% 2015

165,000

12,706

 United Mexican States Government Global 5.625% 2017

$
23,640

24,645

 United Mexican States Government, Series M10, 7.75% 2017

 MXN15,000

1,123

 United Mexican States Government 3.50% 20176

54,799

4,275

 United Mexican States Government Global 5.95% 2019

$
8,020

8,421

 United Mexican States Government, Series M20, 10.00% 2024

 MXN123,000

10,704

 United Mexican States Government Global 6.05% 2040

$
11,570

11,674

 Colombia (Republic of) Global 11.75% 2010

 COP20,000,000

10,271

 Colombia (Republic of) Global 10.00% 2012

$
32,025

37,149

 Colombia (Republic of) Global 10.75% 2013

9,840

11,980

 Colombia (Republic of) Global 8.25% 2014

3,100

3,674

 Colombia (Republic of) Global 12.00% 2015

 COP49,360,000

29,982

 Colombia (Republic of) Global 7.375% 2017

$
22,000

24,915

 Colombia (Republic of) Global 11.75% 2020

2,420

3,509

 Colombia (Republic of) Global 8.125% 2024

4,375

5,206

 Colombia (Republic of) Global 9.85% 2027

 COP11,815,000

6,631

 Colombia (Republic of) Global 7.375% 2037

$
21,955

24,425

 Peru (Republic of) 8.375% 2016

41,800

50,474

 Peru (Republic of) 7.125% 2019

4,590

5,198

 Peru (Republic of) 7.35% 2025

6,550

7,549

 Peru (Republic of) 6.55% 20377

$
7,242

7,568

 Polish Government 5.00% 2013

 PLN44,645

15,197

 Polish Government 5.25% 2013

38,400

13,273

 Polish Government 5.75% 2014

17,855

6,213

 Polish Government 5.00% 2015

$
2,900

3,058

 Polish Government 5.25% 2017

 PLN25,780

8,508

 Polish Government 6.375% 2019

$
16,075

17,782

 Russian Federation 8.25% 20107

5,491

5,608

 Russian Federation 8.25% 20103,7

628

641

 Russian Federation 7.50% 20303,7

28,964

32,526

 Russian Federation 7.50% 20307

16,239

18,237

 Philippines (Republic of) 8.25% 2014

13,155

15,194

 Philippines (Republic of) 9.375% 2017

4,000

4,990

 Philippines (Republic of) 9.875% 2019

10,800

13,986

 Philippines (Republic of) 7.75% 2031

16,070

18,199

 Philippines (Republic of) 6.375% 2034

3,700

3,635

 Panama (Republic of) Global 7.25% 2015

9,850

11,007

 Panama (Republic of) Global 7.125% 2026

7,300

8,067

 Panama (Republic of) Global 8.875% 2027

2,775

3,510

 Panama (Republic of) Global 9.375% 2029

9,034

12,331

 Panama (Republic of) Global 6.70% 20367

17,739

18,715

 Croatian Government 6.75% 20193

23,425

23,684

 South Africa (Republic of) 6.50% 2014

10,000

10,950

 South Africa (Republic of) 6.875% 2019

10,050

11,269

 Malaysian Government 3.756% 2011

 MYR43,145

12,909

 Malaysian Government 3.833% 2011

8,900

2,672

 Malaysian Government 5.094% 2014

10,000

3,100

 Dominican Republic 9.50% 20117

$
1,383

1,449

 Dominican Republic 9.04% 20187

3,935

4,072

 Dominican Republic 8.625% 20271,3,7

9,900

9,405

 Argentina (Republic of) 5.83% 20331,6,7,8

 ARS 47,269

6,892

 Argentina (Republic of) GDP-Linked 2035

335,653

6,243

 Egypt (Arab Republic of) 9.10% 2010

 EGP20,000

3,704

 Egypt (Arab Republic of) 8.75% 2012

26,350

4,920

 Venezuela (Republic of) Global 9.25% 2027

$
8,290

6,632

 Hungarian Government 6.00% 2012

 HUF499,400

2,580

1,314,402

 ENERGY — 0.68%

 Gaz Capital SA 7.343% 2013

$
600

633

 Gaz Capital SA 8.146% 2018

15,320

16,239

 Gazprom International SA 7.201% 20207

6,419

6,702

 Gaz Capital SA, Series 9, 6.51% 2022

16,650

15,152

 Gaz Capital SA 6.51% 20223

10,810

9,837

 Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034

1,775

1,955

 Gaz Capital SA 7.288% 2037

17,000

15,937

 Pemex Project Funding Master Trust 6.625% 2035

21,800

21,324

 Petrobras International 5.75% 2020

10,930

10,952

 Petrobras International 6.875% 2040

3,820

3,835

102,566

 UTILITIES — 0.10%

 AES Panamá, SA 6.35% 20163

10,400

9,921

 Enersis SA 7.375% 2014

4,550

5,047

14,968

 MATERIALS — 0.08%

 Freeport-McMoRan Copper & Gold Inc. 8.25% 2015

2,235

2,399

 Freeport-McMoRan Copper & Gold Inc. 8.375% 2017

3,815

4,107

 C10 Capital (SPV) Ltd. 6.722% (undated)3,9

6,600

4,689

11,195

 TELECOMMUNICATION SERVICES — 0.04%

 Orascom Telecom 7.875% 20143

6,955

6,607

 INDUSTRIALS — 0.02%

 TFM, SA de CV 9.375% 2012

3,200

3,280

 Total bonds & notes (cost: $1,349,863,000)

1,453,018

 Short-term securities — 11.48%

 Freddie Mac 0.08%–0.43% due 11/2/2009–5/18/2010

337,140

337,064

 Fannie Mae 0.09%–0.30% due 11/25/2009–3/31/2010

258,400

258,328

 U.S. Treasury Bills 0.14%–0.35% due 12/10/2009–8/26/2010

245,400

245,254

 Federal Home Loan Bank 0.11%–0.36% due 11/25/2009–10/8/2010

149,700

149,601

 Caisse d’Amortissement de la Dette Sociale 0.195%–0.235% due 12/16/2009–2/1/2010

106,100

106,052

 KfW 0.19% due 1/14–2/5/20103

97,400

97,362

 International Bank for Reconstruction and Development 0.17%–0.19% due 12/18/2009–2/18/2010

80,800

80,781

 BNP Paribas Finance Inc. 0.21%–0.22% due 1/7–1/27/2010

59,500

59,467

 Scotiabank Inc. 0.22% due 12/15/20093

35,000

34,990

 Bank of Nova Scotia 0.20% due 1/12/2010

23,500

23,492

 Québec (Province of) 0.17%–0.18% due 1/11/20103

56,300

56,274

 Bank of America Corp. 0.22%–0.31% due 1/12–2/23/2010

55,700

55,661

 Australia & New Zealand Banking Group, Ltd. 0.21% due 1/15/20103

53,000

52,974

 GE Capital International Funding Inc. 0.20% due 1/22/2010

41,200

41,170

 ING (U.S.) Funding LLC 0.19% due 12/17/2009

40,000

39,990

 National Australia Funding (Delaware) Inc. 0.20% due 1/6/20103

32,300

32,283

 Park Avenue Receivables Co., LLC 0.19% due 11/16/20093

30,000

29,997

 Denmark (Kingdom of) 0.22% due 11/3/2009

17,800

17,800

 Total Capital Canada Ltd. 0.24% due 11/10/20093

14,700

14,699

 Total short-term securities (cost: $1,733,072,000)

1,733,239

 Total investment securities (cost: $13,209,772,000)

15,209,598

 Other assets less liabilities

(114,343
)

 Net assets

$
15,095,255

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors.The total value of all such securities, including those in "Miscellaneous," was $9,178,845,000, which represented 60.81% of the net assets of the fund. This amount includes $8,931,845,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $556,500,000, which represented 3.69% of the net assets of the fund.

4Purchased in a transaction exempt from registration under the Securities act of 1933. This security (acquired 2/1/2007-7/23/2007 at a cost of $38,291,000) may be subject to legal or contractual restrictions on sale.

5Represents an affiliated company as defined under the Investment Company Act of 1940.

6Index-linked bond whose principal amount moves with a government retail price index.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

9Coupon rate may change periodically.

 Key to abbreviations

 ADR = American Depositary Receipts

 COP = Colombian pesos

 MXN = Mexican pesos

 GDR = Global Depositary Receipts

 EGP = Egyptian pounds

 MYR = Malaysian ringgits

 ARS = Argentine pesos

 EUR = Euros

 PLN = Polish zloty

 BRL = Brazilian reais

 HUF = Hungarian forints

 TRY = New Turkish liras

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-936-1209O-S21452

Summary investment portfolio

October 31, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]

 Industry sector diversification (percent of net assets)

 Financials

16.62
%

 Consumer staples

11.09

 Telecommunication services

9.18

 Energy

7.21

 Materials

6.96

 Other industries

28.47

 Warrants

0.01

 Convertible securities

0.11

 Bonds & notes

9.63

 Short-term securities & other assets less liabilities

10.72

[end pie chart]

 Country diversification (percent of net assets)

 Euro zone*

12.2
%

 Brazil

10.1

 China

7.2

 United Kingdom

6.8

 Mexico

5.3

 India

5.0

 United States

4.6

 Russia

4.0

 Switzerland

3.3

 Other Countries

30.8

 Short-term securities & other assets less liabilities

10.7

 *Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Italy, the Netherlands, Slovenia, and Spain.

 Percent

 Value

 of net

 Common stocks - 79.53%

 Shares

(000
)

 assets

 Financials - 16.62%

 Itaú Unibanco Holding SA, preferred nominative

7,186,459

$
137,060

1.46
%

 Itaú Unibanco Holding SA, preferred nominative (ADR)

4,364,325

83,533

 One of Brazil's leading private commercial banks.

 Banco Santander, SA (1)

11,040,539

177,942

1.18

 A leading Spanish bank, with a strong franchise in Latin America and the U.K.

 Itaúsa - Investimentos Itaú SA, preferred nominative

26,327,938

150,038

.99

 Brazil-based investment holding company primarily involved in the financial, industrial and real estate sectors, with operations in various other industries.

 Industrial and Commercial Bank of China Ltd., Class H (1)

146,076,000

116,198

.77

 A state-owned commercial bank in China and one of the world's largest banks.

 PT Bank Rakyat Indonesia (Persero) Tbk (1)

129,322,800

94,502

.63

 One of Indonesia's oldest and largest banks.

 Amil Participações SA, ordinary nominative

16,561,390

93,815

.62

 Brazil-based provider of managed health care services.

 Banco do Brasil SA, ordinary nominative

5,495,000

88,252

.59

 Major Brazilian bank with a strong presence in retail banking.

 Royal Bank of Scotland Group PLC (1) (2)

114,082,270

78,076

.52

 This centuries-old bank offers a variety of financial services, including investment management, credit cards and commercial and personal mortgages.

 DLF Ltd. (1)

9,960,000

77,397

.51

 Major real estate development company based in India.

 China Life Insurance Co. Ltd., Class H (1)

16,730,000

77,226

.51

 Life insurance company based in China.

 Prudential PLC (1)

8,343,473

75,822

.50

 A leading life insurance and pension provider. Has significant operations in the U.S. and the U.K. and is growing in the Asia/Pacific region.

 Other securities

1,258,612

8.34

2,508,473

16.62

 Consumer staples - 11.09%

 Nestlé SA (1)

4,298,500

200,167

1.33

 Global packaged food and beverage company based in Switzerland.

 Anheuser-Busch InBev NV (1)

3,336,997

157,022

1.04

 One of the world's largest brewers.

 Pernod Ricard SA (1)

1,452,257

121,362

.80

 Produces wine, spirits and nonalcoholic beverages.

 Tesco PLC (1)

17,192,190

114,906

.76

 Major international retailer based in the United Kingdom.

 China Yurun Food Group Ltd. (1)

36,012,000

74,633

.49

 Manufacturer of meat and processed meat products.

 OJSC Magnit (GDR) (2) (3)

3,435,500

46,036

 OJSC Magnit (GDR) (1)

2,110,000

28,044

.49

 Russia-based retailer and distributor of consumer products.

 Other securities

931,451

6.18

1,673,621

11.09

 Telecommunication services - 9.18%

 América Móvil, SAB de CV, Series L (ADR)

8,774,500

387,219

2.59

 América Móvil, SAB de CV, Series L

1,900,000

4,191

 Latin America's largest cellular communications provider.

 MTN Group Ltd. (1)

10,570,231

157,957

1.05

 Major telecommunications provider serving Africa and the Middle East.

 Philippine Long Distance Telephone Co. (1)

2,145,290

114,794

.85

 Philippine Long Distance Telephone Co. (ADR)

250,000

13,325

 The leading international and domestic telephone company in the Philippines.

 Telefónica, SA (1)

4,517,200

126,242

.84

 One of the premier providers of fixed and mobile telephone and Internet services in Spain and Latin America.

 Telekom Austria AG, non-registered shares (1)

5,255,000

86,155

.57

 Austria's largest fixed-line and mobile telecommunications provider.

 Turkcell Iletisim Hizmetleri AS (1)

12,554,000

82,865

.55

 Owner and operator of GSM network in Turkey.

 Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (1)

86,230,000

74,762

.49

 The dominant telecommunications services provider in Indonesia.

 Other securities

338,617

2.24

1,386,127

9.18

 Energy - 7.21%

 OAO Gazprom (ADR) (1)

7,028,000

167,811

1.11

 The largest natural gas producer and transporter in Russia.

 Heritage Oil Ltd. (1) (2)

12,925,000

98,356

.65

 Canada-based oil and gas exploration, development and production company with a variety of global interests.

 Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)

1,916,900

88,599

.59

 One of the world's largest oil companies. Engaged in exploration, production, refining, marketing and chemicals.

 Other securities

734,306

4.86

1,089,072

7.21

 Materials - 6.96%

 Linde AG (1)

1,188,738

124,470

.82

 Major industrial gas company headquartered in Germany.

 PT Indocement Tunggal Prakarsa Tbk (1)

83,953,500

96,235

.64

 Cement manufacturer based in Indonesia.

 Anglo American PLC (ZAR denominated) (1) (2)

1,477,400

53,739

.61

 Anglo American PLC (1) (2)

1,052,000

38,273

 Mining company with interst in precious and base metals and bulk commodities.

 Israel Chemicals Ltd. (1)

7,485,000

87,449

.58

 Leading producer of fertilizers, bromine and other chemicals and compounds.

 Holcim Ltd (1) (2)

1,177,190

74,863

.50

 One of the world's largest producers of cement, concrete products and mineral aggregates.

 Other securities

575,738

3.81

1,050,767

6.96

 Information technology - 5.81%

 Kingboard Chemical Holdings Ltd. (1)

32,787,840

132,452

.88

 Maker of printed circuit boards, as well as laminates, copper foil and chemicals used in printed circuit boards.

 Samsung Electronics Co. Ltd. (1)

154,612

92,770

.61

 Korea's top electronics manufacturer and a global leader in semiconductor production.

 Cia. Brasileira de Meios de Pagamento, ordinary nominative

9,103,100

83,697

.55

 Payment processing services company based in Brazil.

 Other securities

568,167

3.77

877,086

5.81

 Health care - 5.67%

 Teva Pharmaceutical Industries Ltd. (ADR)

3,084,000

155,680

1.03

 The leading drug company in Israel, and one of the largest generic drug companies in the U.S.

 OJSC Pharmstandard (GDR) (1) (2) (4)

7,452,949

120,677

.84

 OJSC Pharmstandard (GDR) (1) (2) (3) (4)

392,700

6,359

 Leading pharmaceutical company in Russia specializing in generics.

 Novo Nordisk A/S, Class B (1)

1,558,800

97,084

.64

 A global leader in drugs to treat diabetes.

 Krka, dd, Novo mesto (1)

835,400

89,483

.59

 Generic pharmaceutical company that also develops cosmetics and animal health products.

 Cochlear Ltd. (1)

1,388,591

79,458

.53

 A major designer and manufacturer of hearing implants and hearing aids sold around the world.

 Other securities

306,592

2.04

855,333

5.67

 Industrials - 5.04%

 Murray & Roberts Holdings Ltd. (1)

11,526,154

81,581

.54

 South Africa-based construction, contracting and engineering company.

 Other securities

678,969

4.50

760,550

5.04

 Consumer discretionary - 4.64%

 Honda Motor Co., Ltd. (1)

2,790,000

86,367

.57

 Develops, manufactures and sells automobiles, motorcycles and power equipment globally.

 Other securities

614,576

4.07

700,943

4.64

 Utilities - 2.34%

 Other securities

352,450

2.34

 Miscellaneous - 4.97%

 Other common stocks in initial period of acquisition

750,466

4.97

 Total common stocks (cost: $10,107,198,000)

12,004,888

79.53

 Percent

 Value

 of net

 Warrants - 0.01%

(000
)

 assets

 Consumer Discretionary - 0.00%

 Other securities

136

.00

 Miscellaneous - 0.01%

 Other warrants in initial period of acquisition

1,852

.01

 Total warrants (cost: $3,225,000)

1,988

.01

 Percent

 Value

 of net

 Convertible securities - 0.11%

(000
)

 assets

 Financials - 0.11%

 Other securities

16,465

.11

 Total convertible securities (cost: $16,414,000)

16,465

.11

 Principal

 Percent

 amount

 Value

 of net

 Bonds & notes - 9.63%

(000
)

(000
)

 assets

 Bonds & notes of governments outside the U.S. - 8.71%

 Brazil (Federal Republic of) Global:

5.875%-11.00% 2010-2040 (5)

$
160,909

$
197,914

2.38

12.50% 2016-2022

 BRL 49,400

31,721

 Brazilian Treasury Bills 0%-6.00% 2010-2045 (1) (6)

185,160

102,979

 Brazil (Federal Republic of) 10.00% 2012-1017 (1)

53,500

26,949

 Turkey (Republic of):

6.75%-11.50% 2012-2036

$
97,660

106,746

1.33

10.00%-16.00% 2011-2013 (1) (6)

 TRY 128,472

94,496

 United Mexican States Government Global 5.625%-9.875% 2010-2040

$
102,235

107,889

1.22

 United Mexican States Government 3.50%-10.00% 2012-2024 (1) (6)

 MXN 935,867

76,019

 Colombia (Republic of) Global:

7.375%-11.75% 2012-2037

$
95,715

110,858

1.04

9.85%-12.00% 2010-2027

 COP 81,175,000

46,884

 Other securities

411,947

2.74

1,314,402

8.71

 Energy - 0.68%

 Gaz Capital SA 6.51%-8.146% 2013-2037 (3)

$
60,380

57,798

.44

 Gazprom International SA 7.201% 2020 (5)

6,419

6,702

 Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034

1,775

1,955

 Other securities

36,111

.24

102,566

.68

 Other - 0.24%

 Other securities

36,050

.24

 Total bonds & notes (cost: $1,349,863,000)

1,453,018

9.63

 Principal

 Percent

 amount

 Value

 of net

 Short-term securities - 11.48%

(000
)

(000
)

 assets

 Freddie Mac 0.08%-0.43% due 11/2/2009-5/18/2010

$
337,140

337,064

2.23

 Fannie Mae 0.09%-0.30% due 11/25/2009-3/31/2010

258,400

258,328

1.71

 U.S. Treasury Bills 0.14%-0.35% due 12/10/2009-8/26/2010

245,400

245,254

1.62

 Federal Home Loan Bank 0.11%-0.36% due 11/25/2009-10/8/2010

149,700

149,601

.99

 Caisse d'Amortissement de la Dette Sociale 0.195%-0.235% due 12/16/2009-2/1/2010

106,100

106,052

.70

 KfW 0.19% due 1/14-2/5/2010 (3)

97,400

97,362

.65

 International Bank for Reconstruction and Development 0.17%-0.19% due 12/18/2009-2/18/2010

80,800

80,781

.54

 Other securities

458,797

3.04

 Total short-term securities (cost: $1,733,072,000)

1,733,239

11.48

 Total investment securities (cost: $13,209,772,000)

15,209,598

100.76

 Other assets less liabilities

(114,343
)

(.76
)

 Net assets

$
15,095,255

100.00
%

 "Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $40,124,000, which represented .27% of the net assets of the fund) may be subject to legal or contractual estrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are shown in the preceding summary investment portfolio.  Further details on these holdings and related transactions during the year ended October 31, 2009 appear below.

 Beginning

  shares

 Additions

 Reductions

 Ending

 shares

 Dividend

income

(000
)

 Value of affiliates

at 10/31/09

(000
)

 OJSC Pharmstandard (GDR) (1) (2)

7,452,949

-

-

7,452,949

-

$
120,677

 OJSC Pharmstandard (GDR) (1) (2) (3)

392,700

-

-

392,700

-

6,359

-

$
127,036

 The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $9,178,845,000, which represented 60.81% of the net assets of the fund. This amount includes $8,931,845,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

 (2) Security did not produce income during the last 12 months.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $556,500,000, which represented 3.69% of the net assets of the fund.

 (4) Represents an affiliated company as defined under the Investment Company Act of 1940.

 (5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

 (6) Index-linked bond whose principal amount moves with a government retail price index.

 Key to abbreviations

 ADR = American Depositary Receipts

 GDR = Global Depositary Receipts

 BRL = Brazilian reais

 COP = Colombian pesos

 MXN = Mexican pesos

 TRY = New Turkish liras

 ZAR = South African rand

The descriptions of the companies shown in the summary investment portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Report of Independent Registered Public Accounting Firm.

 See Notes to Financial Statements

Financial statements

 Statement of assets and liabilities

 at October 31, 2009

(dollars in thousands)

 Assets:

  Investment securities, at value:

   Unaffiliated issuers (cost: $13,088,276)

$
15,082,562

   Affiliated issuers (cost: $121,496)

127,036

$
15,209,598

  Cash denominated in currencies other than U.S. dollars (cost: $4,033)

4,033

  Cash

253

  Receivables for:

  Sales of investments

2,507

   Sales of fund's shares

34,760

   Dividends and interest

40,976

78,243

15,292,127

 Liabilities:

  Payables for:

   Purchases of investments

140,123

   Repurchases of fund's shares

25,304

   Investment advisory services

7,579

   Services provided by affiliates

8,476

   Directors' deferred compensation

1,401

   Non-U.S. taxes

12,434

   Other

1,555

196,872

 Net assets at October 31, 2009

$
15,095,255

 Net assets consist of:

  Capital paid in on shares of capital stock

$
14,410,387

  Undistributed net investment income

112,994

  Accumulated net realized loss

(1,416,552
)

  Net unrealized appreciation

1,988,426

 Net assets at October 31, 2009

$
15,095,255

 (dollars and shares in thousands, except per-share amounts)

 Total authorized capital stock - 500,000 shares, $.01 par value (338,481 total shares outstanding)

 Net assets

 Shares

  outstanding

 Net asset value

  per share*

 Class A

$
10,368,887

231,662

$
44.76

 Class B

399,310

9,102

43.87

 Class C

835,156

19,232

43.43

 Class F-1

1,114,733

25,043

44.51

 Class F-2

402,125

8,964

44.86

 Class 529-A

373,672

8,395

44.51

 Class 529-B

37,182

853

43.57

 Class 529-C

87,016

1,997

43.57

 Class 529-E

19,246

435

44.19

 Class 529-F-1

14,472

325

44.55

 Class R-1

31,788

731

43.51

 Class R-2

279,693

6,430

43.50

 Class R-3

279,378

6,308

44.29

 Class R-4

170,205

3,809

44.68

 Class R-5

450,204

10,018

44.94

 Class R-6

232,188

5,177

44.85

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $47.49 and $47.23, respectively.

 See Notes to Financial Statements

 Statement of operations

 for the year ended October 31, 2009

 (dollars in thousands)

 Investment income:

  Income:

   Dividends (net of non-U.S. taxes of $24,660)

$
251,531

   Interest (net of non-U.S. taxes of $89)

119,116

$
370,647

  Fees and expenses*:

   Investment advisory services

67,854

   Distribution services

33,965

   Transfer agent services

20,014

   Administrative services

6,364

   Reports to shareholders

1,435

   Registration statement and prospectus

3,064

   Directors' compensation

472

   Auditing and legal

229

   Custodian

5,622

   State and local taxes

263

   Other

1,308

   Total fees and expenses before waiver

140,590

    Less investment advisory services waiver

968

   Total fees and expenses after waiver

139,622

  Net investment income

231,025

 Net realized loss and unrealized appreciation on investments, forward currency contracts, and currency:

  Net realized loss on:

   Investments (net of non-U.S. taxes of $1,390)

(1,315,825
)

   Forward currency contracts

(878
)

   Currency transactions

(7,401
)

(1,324,104
)

  Net unrealized appreciation on:

   Investments (net of non-U.S. taxes of $12,434)

5,022,889

   Currency translations

3,546

5,026,435

    Net realized loss and unrealized appreciation on investments, forward currency contracts and currency

3,702,331

 Net increase in net assets resulting from operations

$
3,933,356

 (*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

 See Notes to Financial Statements

 Statements of changes in net assets

 (dollars in thousands)

 Year ended October 31

2009

2008

 Operations:

  Net investment income

$
231,025

$
348,121

  Net realized loss on investments, forward currency contracts and currency transactions

(1,324,104
)

(124,245
)

  Net unrealized appreciation (depreciation) on investments and currency translations

5,026,435

(9,575,932
)

   Net increase (decrease) in net assets resulting from operations

3,933,356

(9,352,056
)

 Dividends and distributions paid to shareholders:

  Dividends from net investment income

(143,293
)

(328,516
)

  Distributions from net realized gain on investments

-

(1,087,406
)

   Total dividends and distributions paid to shareholders

(143,293
)

(1,415,922
)

 Net capital share transactions

1,112,866

2,438,635

 Total increase (decrease) in net assets

4,902,929

(8,329,343
)

 Net assets:

  Beginning of year

10,192,326

18,521,669

  End of year including undistributed net investment income: $112,994 and $52,579, respectively)

$
15,095,255

$
10,192,326

 See Notes to Financial Statements

Notes to financial statements

 1.

 Organization and significant accounting policies

Organization – New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

 Share class

 Initial sales charge

 Contingent deferred sales charge upon redemption

 Conversion feature

 Classes A and 529-A

 Up to 5.75%

 None (except 1% for certain redemptions within one year of purchase without an initial sales charge)

 None

 Classes B and 529-B*

 None

 Declines from 5% to 0% for redemptions within six years of purchase

 Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years

 Class C

 None

 1% for redemptions within one year of purchase

 Class C converts to Class F-1 after 10 years

 Class 529-C

 None

 1% for redemptions within one year of purchase

 None

 Class 529-E

 None

 None

 None

 Classes F-1, F-2 and 529-F-1

 None

 None

 None

 Classes R-1, R-2, R-3, R-4,  R-5 and R-6

 None

 None

 None

*Effective April 21, 2009, Class B and 529-B shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

 2.

 Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the U.S. or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Although all securities in the fund's portfolio may be subject to the risks described above, securities issued by entities based outside the U.S., particularly in countries with developing economies and/or markets, may be affected to a greater extent. For instance, investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2002.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended October 31, 2009, the fund reclassified $26,801,000 from undistributed net investment income to accumulated net realized loss and reclassified  $516,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of October 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)

 Undistributed ordinary income

$
166,313

 Capital loss carryforwards*:

      Expiring 2016

$
(118,728
)

      Expiring 2017

(1,287,780
)

(1,406,508
)

 Gross unrealized appreciation on investment securities

2,897,552

 Gross unrealized depreciation on investment securities

(959,687
)

 Net unrealized appreciation on investment securities

1,937,865

 Cost of investment securities

13,271,733

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

 Year ended October 31, 2009

 Year ended October 31, 2008

 Share class

 Ordinary income

 Long-term capital gains

 Total distributions paid

 Ordinary income

 Long-term capital gains

 Total distributions paid

 Class A

$
111,308

$
-

$
111,308

$
312,716

$
741,270

$
1,053,986

 Class B

1,040

-

1,040

10,058

32,370

42,428

 Class C

1,622

-

1,622

18,033

57,844

75,877

 Class F-1

10,483

-

10,483

29,971

70,628

100,599

 Class F-2*

786

-

786

-

-

-

 Class 529-A

3,806

-

3,806

8,118

19,475

27,593

 Class 529-B

114

-

114

702

2,334

3,036

 Class 529-C

233

-

233

1,477

4,860

6,337

 Class 529-E

142

-

142

394

1,061

1,455

 Class 529-F-1

162

-

162

358

809

1,167

 Class R-1

63

-

63

485

1,464

1,949

 Class R-2

782

-

782

4,350

13,676

18,026

 Class R-3

1,768

-

1,768

4,836

12,797

17,633

 Class R-4

1,334

-

1,334

2,444

5,789

8,233

 Class R-5

9,650

-

9,650

18,177

39,426

57,603

 Class R-6†

-

-

-

-

-

-

 Total

$
143,293

$
-

$
143,293

$
412,119

$
1,003,803

$
1,415,922

 *Class F-2 was offered beginning August 1, 2008.

 †Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.500% on such assets in excess of $17 billion.  The board of directors approved an amended agreement effective January 1, 2009, decreasing the annual rate on net assets in excess of $21 billion from 0.500% to 0.490%. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the year ended October 31, 2009, total investment advisory services fees waived by CRMC were $968,000. As a result, the fee shown on the accompanying financial statements of $67,854,000, which was equivalent to an annualized rate of 0.597%, was reduced to $66,886,000, or 0.589% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

 Share class

 Currently approved limits

 Plan limits

 Class A

    0.30%

    0.30%

 Class 529-A

 0.30

 0.50

 Classes B and 529-B

 1.00

 1.00

 Classes C, 529-C and R-1

 1.00

 1.00

 Class R-2

 0.75

 1.00

 Classes 529-E and R-3

 0.50

 0.75

 Classes F-1, 529-F-1 and R-4

 0.25

 0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B.  Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended October 31, 2009, were as follows (dollars in thousands):

 Share class

 Distribution services

 Transfer agent services

 Administrative services

 CRMC administrative services

 Transfer agent services

 Commonwealth of Virginia administrative services

 Class A

 $18,125

 $19,202

 Not applicable

 Not applicable

 Not applicable

 Class B

 3,246

 812

 Not applicable

 Not applicable

 Not applicable

 Class C

 6,112

 Included

 in

 administrative services

 $918

 $258

 Not applicable

 Class F-1

 1,977

 1,199

 176

 Not applicable

 Class F-2

  Not applicable

 194

 16

 Not applicable

 Class 529-A

 526

 413

 84

 $278

 Class 529-B

 294

 44

 17

  30

 Class 529-C

 641

 96

 33

  64

 Class 529-E

 72

 21

 4

  14

 Class 529-F-1

 -

 16

 3

  10

 Class R-1

 208

 24

 31

 Not applicable

 Class R-2

 1,510

 303

 886

 Not applicable

 Class R-3

 977

 292

 236

 Not applicable

 Class R-4

 277

 161

 16

 Not applicable

 Class R-5

 Not applicable

 454

 31

 Not applicable

 Class R-6*

 Not applicable

 42

 -†

 Not applicable

 Total

 $33,965

 $20,014

 $4,177

 $1,791

 $396

*Class R-6 was offered beginning May 1, 2009.

†Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1999, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $472,000, shown on the accompanying financial statements, includes $409,000 in current fees (either paid in cash or deferred) and a net increase of $63,000 in the value of the deferred amounts.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2009 (dollars in thousands):

 Investment securities:

 Level 1

 Level 2

 Level 3

 Total

 Common stocks:

  Financials

$
790,499

$
1,717,974
*

$
-

$
2,508,473

  Consumer staples

321,787

1,351,834
*

-

1,673,621

  Telecommunication services

411,929

974,198
*

-

1,386,127

  Energy

307,697

781,375
*

-

1,089,072

  Materials

97,593

953,174
*

-

1,050,767

  Information technology

300,198

576,888
*

-

877,086

  Health care

218,390

636,943
*

-

855,333

  Industrials

54,225

706,325
*

-

760,550

  Consumer discretionary

127,388

573,555
*

-

700,943

  Utilities

82,134

270,316
*

-

352,450

  Miscellaneous

256,546

493,920
*

-

750,466

 Warrants

1,759

229

-

1,988

 Convertible securities

-

16,465

-

16,465

 Bonds & notes:

  Bonds & notes of governments outside the U.S.

-

1,314,402

-

1,314,402

  Corporate bonds & notes

-

138,616

-

138,616

 Short-term securities

-

1,733,239

-

1,733,239

 Total

$
2,970,145

$
12,239,453

$
-

$
15,209,598

 The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended October 31, 2009 (dollars in thousands):

 Beginning

 Net

 Net transfers

 Ending

 value

 Net

 realized

 Net unrealized

 out of

 value

 at 11/1/2008

 sales

 loss (†)

 depreciation (†)

 Level 3

 at 10/31/2009

 Investment securities

$
33,275

$
(782
)

$
(151
)

$
(1,527
)

$
(30,815
)

$
-

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $8,931,845,000 of investment securities were classified as Level 2 instead of Level 1.

 (†) Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

 Share class

 Sales(1)

 Reinvestments of dividends and distributions

 Repurchases(1)

 Net increase (decrease)

 Amount

 Shares

 Amount

 Shares

 Amount

 Shares

 Amount

 Shares

 Year ended October 31, 2009

 Class A

$
2,146,815

57,714

$
106,604

3,477

$
(1,898,817
)

(56,471
)

$
354,602

4,720

 Class B

57,990

1,624

1,013

33

(76,390
)

(2,280
)

(17,387
)

(623
)

 Class C

232,142

6,295

1,570

53

(153,355
)

(4,703
)

80,357

1,645

 Class F-1

516,206

14,167

9,344

307

(360,694
)

(10,676
)

164,856

3,798

 Class F-2

334,377

8,699

707

23

(41,522
)

(1,198
)

293,562

7,524

 Class 529-A

71,859

1,947

3,806

125

(31,298
)

(909
)

44,367

1,163

 Class 529-B

3,981

117

114

4

(3,173
)

(96
)

922

25

 Class 529-C

19,911

549

233

7

(10,030
)

(299
)

10,114

257

 Class 529-E

4,326

121

142

4

(2,313
)

(68
)

2,155

57

 Class 529-F-1

3,961

108

162

5

(2,081
)

(60
)

2,042

53

 Class R-1

20,195

550

62

2

(9,784
)

(266
)

10,473

286

 Class R-2

110,263

3,169

780

26

(61,106
)

(1,766
)

49,937

1,429

 Class R-3

115,053

3,196

1,766

58

(55,994
)

(1,589
)

60,825

1,665

 Class R-4

84,082

2,276

1,332

44

(33,094
)

(936
)

52,320

1,384

 Class R-5

191,450

5,297

9,166

299

(388,779
)

(10,741
)

(188,163
)

(5,145
)

 Class R-6(2)

195,391

5,261

-

-

(3,507
)

(84
)

191,884

5,177

 Total net increase

    (decrease)

$
4,108,002

111,090

$
136,801

4,467

$
(3,131,937
)

(92,142
)

$
1,112,866

23,415

 Year ended October 31, 2008

 Class A

$
3,370,915

61,184

$
1,013,652

16,861

$
(2,897,942
)

(59,770
)

$
1,486,625

18,275

 Class B

141,467

2,616

41,121

696

(132,662
)

(2,702
)

49,926

610

 Class C

312,532

5,820

73,376

1,256

(266,986
)

(5,673
)

118,922

1,403

 Class F-1

569,403

10,498

89,450

1,497

(502,841
)

(10,410
)

156,012

1,585

 Class F-2(3)

66,351

1,513

-

-

(2,565
)

(73
)

63,786

1,440

 Class 529-A

114,411

2,112

27,590

461

(35,856
)

(746
)

106,145

1,827

 Class 529-B

10,594

198

3,036

52

(3,528
)

(74
)

10,102

176

 Class 529-C

29,917

559

6,337

108

(13,340
)

(274
)

22,914

393

 Class 529-E

5,390

101

1,454

24

(2,180
)

(45
)

4,664

80

 Class 529-F-1

4,051

74

1,167

20

(2,451
)

(47
)

2,767

47

 Class R-1

22,839

428

1,925

33

(20,280
)

(406
)

4,484

55

 Class R-2

130,386

2,514

17,987

306

(80,575
)

(1,630
)

67,798

1,190

 Class R-3

144,484

2,702

17,602

295

(102,989
)

(2,001
)

59,097

996

 Class R-4

74,722

1,407

8,233

137

(37,616
)

(751
)

45,339

793

 Class R-5

320,930

6,052

56,095

931

(136,971
)

(2,821
)

240,054

4,162

 Total net increase

    (decrease)

$
5,318,392

97,778

$
1,359,025

22,677

$
(4,238,782
)

(87,423
)

$
2,438,635

33,032

 (1) Includes exchanges between share classes of the fund.

 (2)Class R-6 was offered beginning May 1, 2009.

 (3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,369,524,000 and $3,654,260,000, respectively, during the year ended October 31, 2009.

8. Forward currency contracts

The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations. As of October 31, 2009, the fund did not have any open forward contracts.

9. Subsequent events

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization is expected to be completed in 2010; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund. As of December 8, 2009, the date the financial statements were available to be issued, no other subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

 Income (loss) from investment operations(2)

 Dividends and distributions

 Net asset value, beginning of period

 Net investment income

 Net gains (losses) on securities (both realized and unrealized)

 Total from investment operations

 Dividends (from net investment income)

 Distributions (from capital gains)

 Total dividends and distributions

 Net asset value, end of period

 Total return(3) (4)

 Net assets, end of period (in millions)

 Ratio of expenses to average net assets before reimbursements/

 waivers

 Ratio of expenses to average net assets after reimbursements/

 waivers(4)

 Ratio of net income to average net assets(4)

 Class A:

 Year ended 10/31/2009

$
32.48

$
.76

$
12.03

$
12.79

$
(.51
)

$
-

$
(.51
)

$
44.76

40.04
%

$
10,369

1.18
%

1.17
%

2.11
%

 Year ended 10/31/2008

65.91

1.13

(29.59
)

(28.46
)

(1.18
)

(3.79
)

(4.97
)

32.48

(46.63
)

7,371

1.01

.95

2.10

 Year ended 10/31/2007

47.54

1.02

20.49

21.51

(.91
)

(2.23
)

(3.14
)

65.91

47.79

13,752

1.02

.96

1.92

 Year ended 10/31/2006

36.32

.93

11.02

11.95

(.73
)

-

(.73
)

47.54

33.37

7,791

1.06

1.00

2.19

 Year ended 10/31/2005

29.68

.68

6.51

7.19

(.55
)

-

(.55
)

36.32

24.50

4,195

1.18

1.12

2.00

 Class B:

 Year ended 10/31/2009

31.68

.48

11.82

12.30

(.11
)

-

(.11
)

43.87

38.94

399

1.96

1.95

1.35

 Year ended 10/31/2008

64.48

.70

(28.92
)

(28.22
)

(.79
)

(3.79
)

(4.58
)

31.68

(47.04
)

308

1.79

1.73

1.32

 Year ended 10/31/2007

46.62

.60

20.09

20.69

(.60
)

(2.23
)

(2.83
)

64.48

46.65

588

1.79

1.73

1.14

 Year ended 10/31/2006

35.71

.59

10.84

11.43

(.52
)

-

(.52
)

46.62

32.33

332

1.85

1.79

1.40

 Year ended 10/31/2005

29.23

.42

6.42

6.84

(.36
)

-

(.36
)

35.71

23.57

170

1.94

1.88

1.24

 Class C:

 Year ended 10/31/2009

31.32

.48

11.73

12.21

(.10
)

-

(.10
)

43.43

39.03

835

1.90

1.89

1.36

 Year ended 10/31/2008

63.83

.67

(28.59
)

(27.92
)

(.80
)

(3.79
)

(4.59
)

31.32

(47.06
)

551

1.81

1.76

1.29

 Year ended 10/31/2007

46.20

.57

19.89

20.46

(.60
)

(2.23
)

(2.83
)

63.83

46.60

1,033

1.83

1.78

1.10

 Year ended 10/31/2006

35.42

.57

10.75

11.32

(.54
)

-

(.54
)

46.20

32.27

532

1.89

1.83

1.36

 Year ended 10/31/2005

29.03

.40

6.37

6.77

(.38
)

-

(.38
)

35.42

23.52

246

1.98

1.92

1.21

 Class F-1:

 Year ended 10/31/2009

32.28

.77

11.96

12.73

(.50
)

-

(.50
)

44.51

40.14

1,115

1.11

1.11

2.13

 Year ended 10/31/2008

65.54

1.11

(29.39
)

(28.28
)

(1.19
)

(3.79
)

(4.98
)

32.28

(46.64
)

686

1.02

.96

2.08

 Year ended 10/31/2007

47.29

1.01

20.38

21.39

(.91
)

(2.23
)

(3.14
)

65.54

47.79

1,289

1.02

.96

1.91

 Year ended 10/31/2006

36.13

.92

10.97

11.89

(.73
)

-

(.73
)

47.29

33.38

673

1.07

1.01

2.18

 Year ended 10/31/2005

29.54

.67

6.47

7.14

(.55
)

-

(.55
)

36.13

24.46

336

1.19

1.14

1.98

 Class F-2:

 Year ended 10/31/2009

32.50

.75

12.17

12.92

(.56
)

-

(.56
)

44.86

40.51

402

.83

.82

1.89

 Period from 8/1/2008 to 10/31/2008

52.88

.19

(20.57
)

(20.38
)

-

-

-

32.50

(38.52
)

47

.20

.19

.49

 Class 529-A:

 Year ended 10/31/2009

32.31

.75

11.97

12.72

(.52
)

-

(.52
)

44.51

40.06

374

1.18

1.17

2.09

 Year ended 10/31/2008

65.60

1.10

(29.43
)

(28.33
)

(1.17
)

(3.79
)

(4.96
)

32.31

(46.66
)

234

1.05

.99

2.06

 Year ended 10/31/2007

47.35

1.00

20.39

21.39

(.91
)

(2.23
)

(3.14
)

65.60

47.71

355

1.07

1.01

1.87

 Year ended 10/31/2006

36.19

.92

10.97

11.89

(.73
)

-

(.73
)

47.35

33.32

171

1.09

1.03

2.15

 Year ended 10/31/2005

29.59

.67

6.48

7.15

(.55
)

-

(.55
)

36.19

24.45

76

1.21

1.15

1.97

 Class 529-B:

 Year ended 10/31/2009

31.51

.45

11.75

12.20

(.14
)

-

(.14
)

43.57

38.91

37

2.01

2.00

1.29

 Year ended 10/31/2008

64.17

.64

(28.75
)

(28.11
)

(.76
)

(3.79
)

(4.55
)

31.51

(47.10
)

26

1.88

1.82

1.23

 Year ended 10/31/2007

46.44

.54

19.99

20.53

(.57
)

(2.23
)

(2.80
)

64.17

46.49

42

1.90

1.84

1.03

 Year ended 10/31/2006

35.58

.53

10.81

11.34

(.48
)

-

(.48
)

46.44

32.14

22

1.97

1.90

1.28

 Year ended 10/31/2005

29.15

.36

6.41

6.77

(.34
)

-

(.34
)

35.58

23.38

11

2.09

2.04

1.09

 Class 529-C:

 Year ended 10/31/2009

31.50

.44

11.76

12.20

(.13
)

-

(.13
)

43.57

38.89

87

2.00

2.00

1.26

 Year ended 10/31/2008

64.17

.65

(28.76
)

(28.11
)

(.77
)

(3.79
)

(4.56
)

31.50

(47.09
)

55

1.87

1.82

1.24

 Year ended 10/31/2007

46.45

.54

20.00

20.54

(.59
)

(2.23
)

(2.82
)

64.17

46.50

86

1.90

1.84

1.04

 Year ended 10/31/2006

35.60

.54

10.81

11.35

(.50
)

-

(.50
)

46.45

32.19

43

1.96

1.89

1.29

 Year ended 10/31/2005

29.17

.37

6.40

6.77

(.34
)

-

(.34
)

35.60

23.38

20

2.08

2.02

1.11

 Class 529-E:

 Year ended 10/31/2009

32.03

.63

11.90

12.53

(.37
)

-

(.37
)

44.19

39.61

19

1.49

1.48

1.78

 Year ended 10/31/2008

65.10

.92

(29.20
)

(28.28
)

(1.00
)

(3.79
)

(4.79
)

32.03

(46.82
)

12

1.36

1.31

1.74

 Year ended 10/31/2007

47.04

.82

20.26

21.08

(.79
)

(2.23
)

(3.02
)

65.10

47.23

19

1.39

1.33

1.55

 Year ended 10/31/2006

36.00

.77

10.91

11.68

(.64
)

-

(.64
)

47.04

32.87

10

1.43

1.37

1.82

 Year ended 10/31/2005

29.46

.56

6.45

7.01

(.47
)

-

(.47
)

36.00

24.02

4

1.55

1.49

1.65

 Class 529-F-1:

 Year ended 10/31/2009

$
32.36

$
.81

$
11.97

$
12.78

$
(.59
)

$
-

$
(.59
)

$
44.55

40.31
%

$
15

.99
%

.98
%

2.27
%

 Year ended 10/31/2008

65.66

1.20

(29.46
)

(28.26
)

(1.25
)

(3.79
)

(5.04
)

32.36

(46.55
)

9

.86

.81

2.24

 Year ended 10/31/2007

47.36

1.09

20.40

21.49

(.96
)

(2.23
)

(3.19
)

65.66

47.98

15

.89

.83

2.05

 Year ended 10/31/2006

36.15

.98

10.97

11.95

(.74
)

-

(.74
)

47.36

33.55

8

.93

.87

2.31

 Year ended 10/31/2005

29.53

.68

6.47

7.15

(.53
)

-

(.53
)

36.15

24.49

4

1.17

1.11

2.02

 Class R-1:

 Year ended 10/31/2009

31.45

.43

11.77

12.20

(.14
)

-

(.14
)

43.51

38.94

32

1.96

1.96

1.20

 Year ended 10/31/2008

64.12

.67

(28.68
)

(28.01
)

(.87
)

(3.79
)

(4.66
)

31.45

(47.04
)

14

1.79

1.74

1.28

 Year ended 10/31/2007

46.46

.58

19.96

20.54

(.65
)

(2.23
)

(2.88
)

64.12

46.57

25

1.86

1.79

1.11

 Year ended 10/31/2006

35.64

.57

10.80

11.37

(.55
)

-

(.55
)

46.46

32.22

11

1.93

1.83

1.35

 Year ended 10/31/2005

29.22

.40

6.41

6.81

(.39
)

-

(.39
)

35.64

23.51

3

2.06

1.92

1.19

 Class R-2:

 Year ended 10/31/2009

31.48

.43

11.74

12.17

(.15
)

-

(.15
)

43.50

38.80

280

2.03

2.02

1.22

 Year ended 10/31/2008

64.18

.65

(28.74
)

(28.09
)

(.82
)

(3.79
)

(4.61
)

31.48

(47.09
)

157

1.87

1.81

1.24

 Year ended 10/31/2007

46.46

.59

20.00

20.59

(.64
)

(2.23
)

(2.87
)

64.18

46.61

245

1.90

1.76

1.12

 Year ended 10/31/2006

35.62

.58

10.80

11.38

(.54
)

-

(.54
)

46.46

32.30

110

2.05

1.80

1.38

 Year ended 10/31/2005

29.21

.41

6.40

6.81

(.40
)

-

(.40
)

35.62

23.53

47

2.27

1.89

1.23

 Class R-3:

 Year ended 10/31/2009

32.09

.64

11.93

12.57

(.37
)

-

(.37
)

44.29

39.66

279

1.47

1.46

1.77

 Year ended 10/31/2008

65.24

.92

(29.25
)

(28.33
)

(1.03
)

(3.79
)

(4.82
)

32.09

(46.82
)

149

1.37

1.31

1.74

 Year ended 10/31/2007

47.13

.82

20.30

21.12

(.78
)

(2.23
)

(3.01
)

65.24

47.24

238

1.39

1.33

1.55

 Year ended 10/31/2006

36.07

.74

10.94

11.68

(.62
)

-

(.62
)

47.13

32.77

100

1.49

1.42

1.75

 Year ended 10/31/2005

29.53

.55

6.47

7.02

(.48
)

-

(.48
)

36.07

24.02

41

1.60

1.51

1.62

 Class R-4:

 Year ended 10/31/2009

32.43

.76

12.02

12.78

(.53
)

-

(.53
)

44.68

40.13

170

1.11

1.10

2.07

 Year ended 10/31/2008

65.83

1.11

(29.54
)

(28.43
)

(1.18
)

(3.79
)

(4.97
)

32.43

(46.64
)

78

1.04

.98

2.09

 Year ended 10/31/2007

47.51

1.01

20.46

21.47

(.92
)

(2.23
)

(3.15
)

65.83

47.74

107

1.06

1.00

1.88

 Year ended 10/31/2006

36.33

.91

11.01

11.92

(.74
)

-

(.74
)

47.51

33.29

41

1.11

1.05

2.12

 Year ended 10/31/2005

29.72

.68

6.49

7.17

(.56
)

-

(.56
)

36.33

24.44

14

1.21

1.15

1.98

 Class R-5:

 Year ended 10/31/2009

32.65

.93

12.02

12.95

(.66
)

-

(.66
)

44.94

40.56

450

.80

.80

2.65

 Year ended 10/31/2008

66.19

1.27

(29.70
)

(28.43
)

(1.32
)

(3.79
)

(5.11
)

32.65

(46.48
)

495

.73

.68

2.37

 Year ended 10/31/2007

47.71

1.17

20.56

21.73

(1.02
)

(2.23
)

(3.25
)

66.19

48.16

728

.76

.70

2.17

 Year ended 10/31/2006

36.43

1.04

11.05

12.09

(.81
)

-

(.81
)

47.71

33.72

350

.81

.75

2.44

 Year ended 10/31/2005

29.76

.78

6.51

7.29

(.62
)

-

(.62
)

36.43

24.83

187

.89

.84

2.28

 Class R-6:

 Six months ended 10/31/2009

34.02

.40

10.43

10.83

-

-

-

44.85

31.83

232

.75
(5)

.75
(5)

1.94
(5)

 Year ended October 31

 2009

 2008

 2007

 2006

 2005

 Portfolio turnover rate for all classes of shares

36
%

35
%

31
%

30
%

26
%

 (1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

 (2)Based on average shares outstanding.

 (3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.

(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

 (5)Annualized.

 See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

New World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio and the summary investment portfolio, of New World Fund, Inc. (the “Fund”), as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New World Fund, Inc. as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 8, 2009

Tax information

                                                                                                                                unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2009:

 Foreign taxes

 $0.08 per share

 Foreign source income

 $1.10 per share

 Qualified dividend income

100
%

 Corporate dividends received deduction

$
13,412,000

 U.S. government income that may be exempt from state taxation

$
1,310,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.